COMMITMENTS	9 Months Ended
Sep. 30, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS

19   COMMITMENTS

(a)   Capital commitments

Capital commitments, mainly related to data centers, outstanding at December 31, 2018 and September 30, 2019 not provided for in the condensed consolidated financial statements were as follows:

	As of	As of
	December 31,	September 30,
	2018	2019

Contracted for	1,017,325	1,410,707

(b)   Lease commitments

The Company’s lease commitments are disclosed in note 12.

(c)   Litigation contingencies

In August 2018, the Company and its chief executive officer and chief financial officer were named as defendants in a consolidated class action lawsuit filed in the United States District Court. The complaints in the action allege that the Company’s registration statements contained misstatements or omissions regarding its business, operation, and compliance in violation of the U.S. securities laws. As the case remains in its preliminary stage, the likelihood of any unfavorable outcome or any estimate of the amount or range of any potential loss cannot be reasonably estimated at the issuance of this report. The Company accrued legal cost and other related costs of approximately RMB10,609 pertaining to this for the nine-month period ended September 30, 2019.